Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OneAmerica® Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income while preserving assets and maintaining liquidity and investment quality.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If such charges and fees were included, the fees and expenses shown below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses as of December 31, 2014 (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in high quality, short-term money market instruments that the Investment Adviser has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 397 calendar days or less from the date of purchase, as calculated under Rule 2a-7 under the Investment Company Act. The Investment Adviser determines whether a money market instrument has the required minimal credit risk under procedures adopted by the Fund's Board of Directors ("Board").

Examples of money market instruments that may be bought by the Portfolio include (without limitation): U.S. Government securities, other money market funds, repurchase agreements that mature in seven (7) days or less with Federal Reserve System banks or with dealers in U.S. Government securities, reverse repurchase agreements, certificates of deposit and other obligations of banks or depositories, fixed income securities, commercial paper, and variable floating rate notes and master notes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of its investment at $1.00 per share, it is possible to lose principal by investing in the Portfolio. Additional risks are:

•  Credit Risk. The Portfolio, like all money market portfolios, must invest exclusively in high quality debt securities. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all of the interest payments. If the credit quality of a fixed income security deteriorates below the two highest credit rating categories after the Portfolio has purchased the security, the Portfolio may be required to dispose of the security.

•  Interest Rate Risk. Even with the short-term investments made by the Portfolio, there is the risk that changes in interest rates will affect the value of the Portfolio's investments or cause the Portfolio to pay less interest than is currently available from other money market instruments. Investments in fixed income securities generally will change in value inversely with changes in interest rates. However, fixed income securities with shorter terms to maturity, like those in which the Portfolio invests, typically demonstrate smaller changes in value in response to changes in interest rates than do longer-term securities.

•  Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of its investment at $1.00 per share, it is possible to lose principal by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and tables below provide some indication of the risks of investing in the Money Market Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2014, compared to the return on 90-Day Treasury Bills for one (1), five (5), and ten (10) years. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables below provide some indication of the risks of investing in the Money Market Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class O Shares (by calendar year 2005-2014)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 1.2 percent (quarter ended December 31, 2006) Lowest: 0.0 percent (quarter ended December 31, 2009)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the seven (7) day period ended December 31, 2014, the current yield for the Portfolio was 0.0 percent and the effective yield was 0.0 percent.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014)
90-Day Treasury Bill
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.55%
Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	690
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.80%
Annual Return 2008	rr_AnnualReturn2008	2.15%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Annual Return 2013	rr_AnnualReturn2013	0.00%
Annual Return 2014	rr_AnnualReturn2014	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,047
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.29%